Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of terms and conditions of share-based payment arrangement	The key terms and conditions related to the grants under the SOP are as follows:

# Tranche	Period in months when options will become potentially suitable for exercise (“Grace Period”)	Limit per tranche
		(percentage of the number of options granted)	(quantity of the number of options granted)
1st tranche	12	20%	332,498
2nd tranche	24	20%	332,498
3rd tranche	36	60%	997,485

Summary of outstanding shares granted and valuation inputs	The table below summarize the activity for the year ended December 31, 2023.

	2023	2022
RSU outstanding on January 1 st	781,881	—

Granted	—	781,881
Forfeited	(35,689)	—
Vested	(57,413)	—

RSU outstanding on December 31	688,779	781,881